Retirement Benefits - Assumptions (Details) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumed Health Care Cost Trend Rates
Medical inflation rate assumed for next fiscal year		6.70%
Ultimate health care cost trend rate		4.30%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
1% Increase, Effect on post-retirement benefit obligation		$ 47	$ 66
1% Decrease, Effect on post-retirement benefit obligation		(47)	(66)
1% Increase, Effect on service and interest cost components		2	3
1% Decrease, Effect on service and interest cost components		$ (2)	$ (3)
Qualified Pension Benefits [Member]
Benefit Obligation Assumptions
Discount rate	[1]	4.25%	5.10%	4.15%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		0.00%	0.00%	0.00%
Benefit Cost Assumptions
Discount rate		5.10%	4.15%	4.75%
Rate of plan assets		7.75%	7.75%	7.75%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		0.00%	0.00%	0.00%
SERP Pension Benefits [Member]
Benefit Obligation Assumptions
Discount rate	[1]	4.25%	5.10%	4.15%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		0.00%	0.00%	0.00%
Benefit Cost Assumptions
Discount rate		5.10%	4.15%	4.75%
Rate of plan assets		0.00%	0.00%	0.00%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		0.00%	0.00%	0.00%
Other Benefit [Member]
Benefit Obligation Assumptions
Discount rate	[1]	4.25%	5.10%	4.15%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		5.70%	6.80%	7.50%
Benefit Cost Assumptions
Discount rate		5.10%	4.15%	4.75%
Rate of plan assets		7.00%	6.90%	7.50%
Rate of compensation increase		4.50%	4.50%	4.50%
Medical trend rate		6.70%	8.20%	7.50%

[1]	The Company calculates the present value of the pension liability using a discount rate of 4.25% which represents the single-rate equivalent of the AA rated corporate bond yield curve.